RULE S-X 3-10 STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Guarantor Obligations [Line Items]
Net income (loss)	$ 4,507,000	$ 5,682,000
Other comprehensive income (loss)	0	0
Comprehensive income (loss)	4,507,000	5,682,000
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	4,505,000	5,428,000
CIFC LLC
Guarantor Obligations [Line Items]
Net income (loss)			$ 965,000	$ (12,323,000)
Other comprehensive income (loss)			0	0
Comprehensive income (loss)			965,000	(12,323,000)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent			334,000	8,381,000
CIFC Corp
Guarantor Obligations [Line Items]
Net income (loss)			1,015,000	(12,323,000)
Other comprehensive income (loss)			0	0
Comprehensive income (loss)			1,015,000	(12,323,000)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent			$ 384,000	8,381,000
Consolidated Entities
Guarantor Obligations [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	(2,000)	(254,000)
Consolidated Entities | CIFC LLC
Guarantor Obligations [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest			$ (631,000)	20,704,000
Consolidated Entities | CIFC Corp
Guarantor Obligations [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest			(631,000)	20,704,000
Parent Company [Member]
Guarantor Obligations [Line Items]
Net income (loss)	4,505,000	0	(50,000)	0
Other comprehensive income (loss)	0	0	0	0
Comprehensive income (loss)	4,505,000	0	(50,000)	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	4,505,000	0	(50,000)	0
Parent Company [Member] | Consolidated Entities
Guarantor Obligations [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	0	0	0	0
Subsidiary Issuer [Member]
Guarantor Obligations [Line Items]
Net income (loss)	870,000	5,428,000	384,000	8,381,000
Other comprehensive income (loss)	0	0	0	0
Comprehensive income (loss)	870,000	5,428,000	384,000	8,381,000
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	870,000	5,428,000	384,000	8,381,000
Subsidiary Issuer [Member] | Consolidated Entities
Guarantor Obligations [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	0	0	0	0
Guarantor Subsidiaries [Member]
Guarantor Obligations [Line Items]
Net income (loss)	10,935,000	13,291,000	46,577,000	50,726,000
Other comprehensive income (loss)	0	0	0	0
Comprehensive income (loss)	10,935,000	13,291,000	46,577,000	50,726,000
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	10,935,000	13,291,000	46,577,000	50,726,000
Guarantor Subsidiaries [Member] | Consolidated Entities
Guarantor Obligations [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	0	0	0	0
Non-Guarantor Subsidiaries [Member]
Guarantor Obligations [Line Items]
Net income (loss)	414,000	561,000	1,203,000	(19,097,000)
Other comprehensive income (loss)	0	0	0	0
Comprehensive income (loss)	414,000	561,000	1,203,000	(19,097,000)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	0	0	0	0
Non-Guarantor Subsidiaries [Member] | Consolidated Entities
Guarantor Obligations [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	(414,000)	(561,000)	(1,203,000)	19,097,000
Consolidation, Eliminations [Member]
Guarantor Obligations [Line Items]
Net income (loss)	(12,217,000)	(13,598,000)	(47,149,000)	(52,333,000)
Other comprehensive income (loss)	0	0	0	0
Comprehensive income (loss)	(12,217,000)	(13,598,000)	(47,149,000)	(52,333,000)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(11,805,000)	(13,291,000)	(46,577,000)	(50,726,000)
Consolidation, Eliminations [Member] | Consolidated Entities
Guarantor Obligations [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	$ 412,000	$ 307,000	$ 572,000	$ 1,607,000